Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£) classAction	Dec. 31, 2022 GBP (£)
Disclosure of contingent liabilities [line items]
Number of class actions | classAction	2
Estimated financial effect of contingent liabilities	£ 2,646	£ 2,900
Gross loan commitments	126,409	127,369
Irrevocable commitments and guarantees	56,827	£ 57,782
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in current tax liabilities	780
Reduction in deferred tax asset	£ (295)